Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt Obligations:
June 30, 2017	$ 76,420
June 30, 2018	40,442
June 30, 2019	117,213
June 30, 2020	90,462
June 30, 2021	112,270
June 30, 2022 and thereafter	745,125
Total	$ 1,181,932	$ 1,216,614